Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Small Cap Value Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class A
Trading Symbol	CSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 68	1.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class C
Trading Symbol	CSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 110	1.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.95%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional Class
Trading Symbol	CSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 54	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional 2 Class
Trading Symbol	CUURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional 3 Class
Trading Symbol	CSVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.81% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class R
Trading Symbol	CSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 81	1.44% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

Columbia Small Cap Value Discovery Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class S
Trading Symbol	CSCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 54	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 1,819,870,293
Holdings Count | Holding	239
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund St atist ics
Fund net assets	$ 1,819,870,293
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%
Asset Categories
Equity Sector
All
ocation

Largest Holdings [Text Block]
Top Holdings
Macerich Co. (The)	1.1%
JBT Marel Corp.	1.1%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.0%
Cushman & Wakefield PLC	1.0%
Kirby Corp.	1.0%
UFP Industries, Inc.	1.0%
Vontier Corp.	1.0%
Americold Realty Trust, Inc.	0.9%
PennyMac Financial Services, Inc.	0.9%

[1]	Annualized.